ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Feb. 29, 2016	Feb. 28, 2015
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued employee payroll and welfare benefits	$ 44,689,197	$ 27,513,863
Other taxes payable	9,568,342	6,313,119
Payable for investments and acquisitions	3,022,079	1,922,514
Accrued employee annual bonus	3,740,558	2,996,505
Interest payable	1,677,083	1,693,056
Accrued teaching material costs	417,137	103,166
Payable to employees	9,568	6,348
Government subsidies	98,351	124,057
Examination enrollment fees collected on behalf of contests organizers	454,615	282,745
Professional service fee payable	208,249	306,865
Others	6,382,372	2,726,364
Total	$ 70,267,551	$ 43,988,602